UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.): [ ] is a restatement.
                                               [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                                  FL Group hf.
                                   Sioumuli 24
                                  108 Reykjavik
                                     Iceland

                          13F File Number: 028-13042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernhard Bogason


Title:    Managing Director, Legal and Tax


Phone:    (354) 591-4400


                     Signature, Place, and Date of Signing:

/s/ Bernhard Bogason        Reykjavik, Iceland               April 18, 2008
---------------------      ---------------------            ------------------
(Signature)                  (City, State) (Zip)                (Date)

                         Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       30

Form 13F Information Table Value Total:       $698,358 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                  FORM 13F INFORMATION TABLE

-------------------- ------------- ----------- --------- ---------- ------ ------- ----------- ---------- --------------------------
NAME OF              TITLE OF      CUSIP (2)   VALUE     SHARES/     SH/   PUT/    INVSMNT  OTHER    VOTING AUTHORITY
ISSUER               CLASS (1)                           PRN AMT    PRN    CALL    DSCRETN  MANAGERS
                                               (x$1000)
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- -------------------------------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
                                                                                                     SOLE        SHARED    NONE (3)
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
ABERCROMBIE &        CL A          002896207      2,724     36,000  SH     CALL    SOLE                                    36,000
FITCH CO
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
ADOBE SYS INC        COM           00724F101      1,043     25,000  SH     CALL    SOLE                                    25,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
ALTRIA GROUP INC     COM           02209S103      4,474     50,950  SH     CALL    SOLE                                    50,950
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
AMERICAN EXPRESS CO  COM           025816109      1,918     34,000  SH     CALL    SOLE                                    34,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
AMERICAN INTL        COM           026874107      4,342     64,600  SH     CALL    SOLE                                    64,600
GROUP INC
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
AMGEN INC            COM           031162100      2,515     45,000  SH     CALL    SOLE                                    45,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
AMR CORP             COM           001765106    622,946  20,458,000 SH             SOLE              20,458,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
APPLE  INC           COM           037833100      1,115     12,000  SH     CALL    SOLE                                    12,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
BP PLC               SPONSORED     055622104        971     15,000  SH     CALL    SOLE                                    15,000
                     ADR
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
CATERPILLAR INC DEL  COM           149123101      1,341     20,000  SH     CALL    SOLE                                    20,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
DECODE GENETICS INC  COM           243586104     11,133  3,050,000  SH     CALL    SOLE                                    3,050,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
E TRADE FINANCIAL    COM           269246104      1,392     65,600  SH     CALL    SOLE                                    65,600
CORP
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
FEDEX CORP           COM           31428X106      1,413     13,150  SH     CALL    SOLE                                    13,150
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
GOLDMAN SACHS        COM           38141G104      1,446      7,000  SH     CALL    SOLE                                    7,000
GROUP INC
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
GOOGLE INC           CL A          38259P508     11,656     25,440  SH     CALL    SOLE                                    25,440
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
HEWLETT PACKARD CO   COM           428236103      2,970     74,000  SH     CALL    SOLE                                    74,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
HOME DEPOT INC       COM           437076102         15    100,000  SH     PUT     SOLE                                    100,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
INTEL CORP           COM           458140100      1,913    100,000  SH     CALL    SOLE                                    100,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
INTERNATIONAL        COM           459200101        943     10,000  SH     CALL    SOLE                                    10,000
BUSINESS MACHS
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
MICROSOFT CORP       COM           594918104      2,891    103,740  SH     CALL    SOLE                                    103,740
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
NEWMONT MINING CORP  COM           651639106      1,323     31,500  SH     CALL    SOLE                                    31,500
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
SOUTHWEST AIRLS CO   COM           844741108        822     60,000  SH     CALL    SOLE                                    60,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
STARBUCKS CORP       COM           855244109      2,979     95,000  SH     CALL    SOLE                                    95,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
SULPHCO INC          COM           865378103        333     97,300  SH     CALL    SOLE                                    97,300
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
TIME WARNER CABLE    CL A          88732J108      1,938     50,000  SH     CALL    SOLE                                    50,000
INC
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
U S AIRWAYS GROUP    COM           90341W108      3,589     78,920  SH     CALL    SOLE                                    78,920
INC
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
WAL MART STORES INC  COM           931142103         39    150,000  SH     PUT     SOLE                                    150,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
WELLPOINT INC        COM           94973V107       1508     18,600  SH     CALL    SOLE                                    18,600
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
WHOLE FOODS MKT INC  COM           966837106      5,727    127,700  SH     CALL    SOLE                                    127,700
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------
YAHOO INC            COM           984332106        939     30,000  SH     CALL    SOLE                                    30,000
-------------------- ------------- ----------- --------- ---------- ------ ------- -------- -------- ----------- --------- ---------

(1) With respect to options and other derivative securities, denotes the title of the class of the underlying securities to which such derivative security relates.
(2) With respect to options and other derivative securities, denotes the CUSIP number of the underlying securities to which such derivative security relates.
(3) If the reporting person were to acquire the securities underlying the subject options, the reporting person would have sole voting authority with respect to such securities.


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